EXHIBIT 99.33

EVOLVE EXCEPTION DETAIL

Exception Detail

Run Date - 01/20/2023 12:52:14 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	762212	xxxxxx	6738194	xxxxxx	xxxxxx	Credit	Closing Package		Closing Package -		Occupancy is Investment AND loan is a Business Purpose Product then file must contain a borrower signed Business Purpose Affidavit.	Information provided			03/04/2022			A	1	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	762212	xxxxxx	6738195	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Missing a copy of the executed mortgage. Mortgage in file is for another transaction.	Received			03/04/2022			A	1	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	762212	xxxxxx	6738196	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Does not meet 48 month seasoning for xxxxxx filed in 2019.		FICO is 762 vs minimum of 680. Borrower has $60,481.46 in reserves which is 31.96 months.				02/16/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	762216	xxxxxx	6967065	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Deed of Trust/Mortgage is missing riders. Please provide Planned unit development rider	Received			02/23/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	775562	xxxxxx	6966200	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower short reserves.		Compensating Factors: Fico is 706, No bankruptcies. NO public records, borrower is currently self employed at xxxxxx and has been with business for 3 years with stable income. Borrower has $48,052.72 for reserves which is 20.38 months.				08/02/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	772361	xxxxxx	6967236	xxxxxx	xxxxxx	Credit	Note	Note - Other:	The monthly payment on the Note $xxxxxx only reflects the Principal and Interest payment after the interest only period and not the interest only payment which should be $xxxxxx/month for the first 120 months. Provide corrected, fully executed Note with the correct payments and terms.	Client states that the i/o payment is not listed as a dollar amount on their notes and just the P&I payment is reflected. the verbiage does indicate the interest only period but not the dollar amount. Per escalation: Please see note from xxxxxx as well as a sample note from xxxxxx, there is no requirement for the payment to be I/O.	Reviewer 08/01/2022 06:32 AM; Escalated for review

 Client 08/01/2022 11:02 AM; Please see note from xxxxxx as well as a sample note from xxxxxx, there is no requirement for the payment to be I/O.  Should be able to clear this and the corresponding credit condition

 Reviewer 08/01/2022 12:11 PM; Received documentation but the note still does not reflect the payment amount during the I/O period. Note should reflect the I/O payment amount as well as the P&I payment amount after the I/O period has ended.

 Reviewer 08/01/2022 12:12 PM; Client states that the i/o payment is not listed as a dollar amount on their notes and just the P&I payment is reflected. the verbiage does indicate the interest only period but not the dollar amount. Per escalation: Please see note from xxxxxx as well as a sample note from xxxxxx, there is no requirement for the payment to be I/O.

 Reviewer 08/01/2022 12:13 PM; Escalation has been assigned for Further Review

 Reviewer 08/01/2022 12:15 PM; Hello, Compliance condition has been cleared since the note does indicate the I/O period (but not the dollar amount). xxxxxx

 Reviewer 08/01/2022 01:49 PM;

															08/01/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	780376	xxxxxx	7048454	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Loan Mod does not meet seasoning requirement of 48 months per guideline.		Compensating Factors: Met required trade line, no past due, no public records, no bankruptcies. Borrower is currently self-employed for 27 years with stable income.				01/16/2023	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	780376	xxxxxx	7048457	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum loan amount was does not met of xxxxxx		Compensating Factors: Met required trade line, no past due, no public records, no bankruptcies. Borrower is currently self-employed for 27 years with stable income.				01/16/2023	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	780376	xxxxxx	7048458	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception to use cash out proceeds for reserve requirement.		Compensating Factors- Met required trade line. No past due. No public records. No bankruptcies. Borrower is currently self-employed for 27 years with stable income. Verified reserves $53,366.87, 11.87 months.				01/16/2023	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	780396	xxxxxx	6985180	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		unexpired final loan approval required	received			09/28/2022			A	1	xxxxxx	xxxxxx	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	780378	xxxxxx	6985189	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Final Settlement statement required, confirming cash back to borrower	received			10/06/2022			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	780378	xxxxxx	7015620	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Primary housing is Rent, and paid in Cash		Compensating factors of: Customer has enough assets to cover cash to close and reserves, Low LTV of 60%. Benefit to borrower is cash out for purchase of another investment property. Reserves -$3,551,919.38/491.44 months				10/04/2022	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	780378	xxxxxx	7015621	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Final Settlement statement required, confirming cash back to borrower	received			10/06/2022			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	780377	xxxxxx	7048428	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		LTV/CLTV does not meet parameters COMMENT LTV of 65% exceeds the maximum allowed of 55% for borrowers with an incomplete rental history. VOR in file, however proof of monthly payments were not provided due to borrower pays rent with cash.		An exception was granted with the following compensation factors:RESERVES EXCEED THE MINIMUM 6 MONTHS REQUIRED BY 5 MONTHS. BORROWER EXCEEDS MINIMUM CREDIT SCORE REQUIREMENT OF 680 BY 104 POINTS ALL CONSUMER CREDIT WAS PAID AS AGREED IN THE MOST RECENT 12 MONTHS.				01/16/2023	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
xxxxxx	780377	xxxxxx	6998069	xxxxxx	xxxxxx	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		Missing	Information provided		Reviewer 11/09/2022 08:39 AM; IEADS uploaded is not for the subject transaction. Please provide the correct IEADS. Client 11/10/2022 10:40 AM; Uploaded xxxxxx Reviewer 11/10/2022 11:01 AM; Hello, IEADS cleared. Looks like the inspection was 'un acknowledged' in the system by xxxxxx so I did not do anything with that inspection that was re-uploaded. xxxxxx Reviewer 11/10/2022 11:15 AM;	11/10/2022			A	1	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
xxxxxx	780377	xxxxxx	6998070	xxxxxx	xxxxxx	Credit	UW Other		UW Other - UW - Evidence of legal residency		Perm Resident Card expiration date is less than 2 years following the closing date. Per guidelines, Visa must be current and may not expire for a minimum of 2 years following the close date. Visa expires xxxxxx.		An exception was granted with the following compensation factors:RESERVES EXCEED THE MINIMUM 6 MONTHS REQUIRED BY 5 MONTHS. BORROWER EXCEEDS MINIMUM CREDIT SCORE REQUIREMENT OF 680 BY 104 POINTS ALL CONSUMER CREDIT WAS PAID AS AGREED IN THE MOST RECENT 12 MONTHS.I-76 with stamp received date in file				09/28/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
xxxxxx	780377	xxxxxx	6998072	xxxxxx	xxxxxx	Valuation	Appraisal	Appraisal - FEMA Disaster Re-certification Required	Per disaster inspection, damage limited to missing and xxxxxx. No structural damage noted. Cost to cure $500. Compensation factors:RESERVES EXCEED THE MINIMUM 6 MONTHS REQUIRED BY 5 MONTHS. BORROWER EXCEEDS MINIMUM CREDIT SCORE REQUIREMENT OF 680 BY 104 POINTS ALL CONSUMER CREDIT WAS PAID AS AGREED IN THE MOST RECENT 12 MONTHS	Client 11/08/2022 05:46 PM; Both conditions have been uploaded can you please clear as these are committed

 Reviewer 11/09/2022 04:43 AM;

 Reviewer 11/09/2022 08:44 AM; Good Morning, the inspection was cleared as 'acknowledged' due to damage noted.  The IEADS uploaded  was not for this file. Please upload the correct IEADS so that Tdocs can review and clear. xxxxxx

 Client 11/10/2022 01:01 PM; 442 Uploaded can you please clear xxxxxx

 Reviewer 11/10/2022 01:45 PM;

 Reviewer 11/10/2022 01:53 PM; Hello, I re-cleared as acknowledged due to minor damage on the inspection. I am emailing xxxxxx on this one also. xxxxxx

																	11/11/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	C	B		Exempt	1
xxxxxx	775763	xxxxxx	7005931	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Final Loan approval form xxxxxxx xxxxxx xxxxxx xxxxxx xxxxxx xxxxxx 65%LTV with DSCR of 0.76	document provided		Reviewer 08/18/2022 06:16 PM; The approval received did not reflect the loan amount of xxxxxx and the DSCR of .76% Client 08/19/2022 09:46 AM; The loan amount is correct on the final loan approval and within guidelines for the DSCR program please clear this file Reviewer 08/19/2022 01:00 PM; deficiency cleared	08/19/2022			A	1	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	775763	xxxxxx	7048439	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		LTV exceeds program guidelines of 60%.		Exception granted with Compensating factors of reserves 25.24 months				01/16/2023	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	776903	xxxxxx	7005970	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum Loan Amount of at least xxxxxx not met. current loan amount is only xxxxxx		Reserves program requires 2 months of reserves but borrower has 10+ months of reserves ($118,931.33). Credit Score minimum credit score is 660 but qualifying score is 675.				08/23/2022	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	776903	xxxxxx	7005971	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		LTV to remain at 65% max. LTV was countered to 60% due to borrower living rent free.		Reserves program requires 2 months of reserves but borrower has 10+ months of reserves ($118,931.33). Credit Score minimum credit score is 660 but qualifying score is 675.				08/23/2022	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	777561	xxxxxx	7005975	xxxxxx	xxxxxx	Credit	HUD1		HUD1 - Final HUD-1 is missing		Executed copy of the CD/HUD-1/Settlement statement missing. The CD in the file is for the seller only; the full borrower CD is not included. Please upload a copy of the executed final CD/HUD-1/Settlement Statement.	Information provided			09/12/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	777561	xxxxxx	7005976	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Per xxxxxx dated xxxxxx Credit Foreign National-with U.S. Credit 2 tradelines within the last 24 months that show a 12 month history. U.S. Credit report only reflects one line that was opened on xxxxxx.	1 active trade line reporting and received credit statements for xxxxxx showing 12 month history to meet the requirement		Client 09/12/2022 12:37 PM; Please review credit report shows one trade line and also uploaded one utility bill with 12 month history Reviewer 09/12/2022 06:08 PM; pending upload and review of utility bill, along with documented exception approval for only 1 reported trade line to the credit bureau. Utility bill will not report and reflect as a trade	09/13/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	778600	xxxxxx	7005991	xxxxxx	xxxxxx	Credit	Deed of Trust/Mortgage		Deed of Trust/Mortgage - legal description is missing.		Please provide legal description.	Information provided			09/16/2022			A	1	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	778600	xxxxxx	7005992	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		No primary housing history, Borrower currently lives rent free.		Good credit and FICO 799. LTV 21.74%, post losing reserves 4.52 months.PUD. Collateral Risk Score 1.9 on a scale of 1 to 5 where 5 indicates highest potential collateral risk.				09/12/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	778608	xxxxxx	7006011	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Max LTV is 70% for First Time Investor on DSCR product.		The exception for 75% LTV was granted with the following compensating factors: Verified DSCR is 1.29; Verified assets were $189,453.91 for reserves after close, 24.87 months.; Benefit to Borrower Buy first investment property.				09/12/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	778601	xxxxxx	7006020	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Non-warrantable Condo (a) Single entity ownership is 42%, max allowed is 20%. (b) Delinquency on common expense assessment, mortgagee is responsible for paying for more than 12 months, xxxxxx guide allows up to 6 months only.		Exception granted: compensating factors of Credit Score is 649, minimum required 620, Reserves is good for 26.03 months (proceeds from cash out), minimum required is 2 months.				09/20/2022	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
xxxxxx	778601	xxxxxx	7006021	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception for condo hotel property, and no separate xxxxxx as subject is a xxxxxx. Guideline requires a xxxxxx.		Exception granted: compensating factors of Credit Score is 649, minimum required 620, Reserves is good for 26.03 months (proceeds from cash out), minimum required is 2 months.				09/20/2022	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
xxxxxx	778601	xxxxxx	7006022	xxxxxx	xxxxxx	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Appraiser completed report with both units as one with total taxes of xxxxxx, tax bill provided only references unit xxxxxx, approx half of appraisers estimate. Title to confirm both units xxxxxx & xxxxxx have total taxes of xxxxxx annually, and not xxxxxx for each unit for a total of xxxxxx which will decrease DSCR Ratio below program guidelines.	Documentation has been provided.		Client 09/27/2022 10:13 AM; We do not need an exception form for a transferred appraisal we take them frequently we do not need an exception for acres on a condo complex with over xxxxxx. Reviewer 09/27/2022 11:35 AM; Documentation provided is sufficient.	09/28/2022			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
xxxxxx	778601	xxxxxx	7006023	xxxxxx	xxxxxx	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Appraisers estimate for HOA $853.41 monthly, supply satisfactory evidence that includes both units xxxxxx & xxxxxx and that there are not individual HOAs for each unit.	Documentation has been provided.		Client 09/28/2022 10:58 AM; Figures are for both unit xxxxxx &xxxxxx: see also uploaded emails to confirm xxxxxx; •HOA $853.10 xxxxxx •Tax xxxxxx xxxxxx Reviewer 09/28/2022 11:52 AM; Documentation has been provided.	09/28/2022			A	1	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
xxxxxx	778601	xxxxxx	7048442	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception for Rural Property.		Exception granted: compensating factors of Credit Score is 649, minimum required 620, Reserves is good for 26.03 months (proceeds from cash out), minimum required is 2 months.				01/16/2023	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	C	A		Exempt	1
xxxxxx	778603	xxxxxx	7006026	xxxxxx	xxxxxx	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		IEADS missing from bundled images. Please provide final signed copy of IEADS.	Information provided			10/10/2022			A	1	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	778603	xxxxxx	7006027	xxxxxx	xxxxxx	Credit	UW Other		UW Other - UW - Evidence of legal residency		Ineligible Visa Type of CO8 for the co-borrower, xxxxxx. Per guidelines, Visa types allowed for a non permanent resident alien E, G, H, L, O, P, R and TN		An exception was granted as the Co-Borrower is an xxxxxx. Compensating Factors: Credit Score of 687 vs Min Score of 680.Borrower has 35% equity in property.				09/28/2022	B	2	xxxxxx	xxxxxx	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	774190	xxxxxx	7005893	xxxxxx	xxxxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower Certification of Business Purpose is missing from the loan file.	received			08/15/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	774190	xxxxxx	7005894	xxxxxx	xxxxxx	Credit	UW Assets	UW Assets - UW - Shorts Funds for Reserves	Loan is short the amount needed for reserves. Per guidelines, 2 months reserves are needed. Per the most recent asset statement (xxxxxx on xxxxxx), total assets are $286,606.76. Per the FINAL CD, cash-to-close is $282,904.22. This leaves $3,702.54 in reserves (1.51 months). Total reserves needed is $4,908.34 (2.00 months). Loan is short reserves by $1,205.80.	Documentation provide is sufficient.	Reviewer 08/15/2022 02:46 PM; Received xxxxxx statement dated xxxxxx with balance of $286,606 and the $7,000 EM being deducted on 7/7/2022. The final CD required $282,904 AFTER the EM of $7,000 was already credited. The required reserves are $4,908 (2 months) and are short by $1,205.80

 Client 08/16/2022 11:13 AM; Bank statement uploaded on 8/1/2022 that indicates $293,463. Please advise.

 Reviewer 08/16/2022 12:08 PM;  Received xxxxxx statement dated 7/20/22 with balance of $286,606 and the $7,000 EM being deducted on 7/7/2022. The final CD required $282,904 AFTER the EM of $7,000 was already credited. The required reserves are $4,908 (2 months) and are short by $1,205.80

 Reviewer 08/30/2022 09:30 AM; The xxxxxx statement received dated 8/3/22 reflects funds available of $4,749 after funds for closing was deducted of $282,904. 2 months reserves are required = $4,908 and the funds available are $4,749.  Funds are short for reserves by $159

 Reviewer 08/30/2022 09:30 AM; The xxxxxx statement received dated 8/3/22 reflects funds available of $4,749 after funds for closing was deducted of $282,904. 2 months reserves are required = $4,908 and the funds available are $4,749.  Funds are short for reserves by $159

 Client 09/01/2022 08:21 AM; Please review the bank statement uploaded by the client on 8/30 to see if it will clear this condition.  xxxxxx

 Reviewer 09/01/2022 09:06 AM; The xxxxxx statement received dated 8/3/22 reflects funds available of $4,749 after funds for closing was deducted of $282,904. 2 months reserves are required = $4,908 and the funds available are $4,749. Funds are short for reserves by $159

 Client 09/01/2022 09:15 AM; There was an additional statement upload by the client on 8/30 at 11:07 am that has more recent transactions and balances than the 8/3 statement.  Has this been considered?  Please advise.  xxxxxx

 Reviewer 09/01/2022 12:56 PM; Documentation provide is sufficient.

															09/01/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	781772	xxxxxx	7012564	xxxxxx	xxxxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION 1 Exception request for the xxxxxx and xxxxxx not meeting the guideline requirement. Per guideline’s definition, xxxxxx should have fullsize xxxxxx while subject has a xxxxxx and a xxxxxx; subject is a xxxxxx and there’s no division for the xxxxxx. GUIDELINE EXCEPTION 2 Exception for Non-warrantable Condo due to (1) lender is responsible for 9 months common expense assessments if the unit is acquired thru foreclosure. Maximum allowed for the state of xxxxxx is 6 months only. (2) Single Entity Ownership is 25%. Guideline allows up to 20% only.		COMPENSATING FACTORS: Credit Score is 671, minimum requirement is 660.				01/16/2023	B	2	xxxxxx	xxxxxx	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	782384	xxxxxx	7030359	xxxxxx	xxxxxx	Credit	Hazard Insurance		Hazard Insurance - Other:		Master Policy for subject property expires on xxxxxx and is not in force at least 60 days post funding. Please provide current Master policy for the subject property.	Information provided			12/13/2022			A	1	xxxxxx	xxxxxx	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1